Segments of Operations - Revenues by segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Net investment income	$ 1,657	$ 1,478	$ 1,376
Other income	115	111	108
Revenues before realized gains	1,796	1,611	1,508
Realized losses on securities	(105)	(13)	(9)
Total revenues	1,691	1,598	1,499
Annuity
Segment Reporting Information [Line Items]
Net investment income	1,638	1,458	1,355
Other income	108	106	104
Revenues before realized gains	1,746	1,564	1,459
Run-off Life
Segment Reporting Information [Line Items]
Revenues before realized gains	$ 50	$ 47	$ 49